Leases - Future Minimum Lease Payments (Detail) - USD ($) $ in Thousands	Aug. 02, 2015	Feb. 01, 2015
Leases [Abstract]
1 year or less	$ 68,124	$ 63,282
2 years	67,675	62,142
3 years	65,497	60,937
4 years	61,447	57,239
5 years	54,288	51,790
Thereafter	415,095	366,670
Total future payments	$ 732,126	$ 662,060